Related Party Transactions (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Balance due to related party at beginning of year	$ 38,434	$ 8,051	$ 8,051
Working capital advances received	38,000		31,366	$ 128,561
Balance due to related party at end of year	34,054		38,434	8,051
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Balance due to related party at beginning of year	38,434	8,051	8,051
Working capital advances received	38,000	800	31,366	128,561
Repayments made and conversions	42,380	983	(983)	(120,510)
Balance due to related party at end of year	$ 34,054	$ 7,868	$ 38,434	$ 8,051